Expense Example	Apr. 23, 2026 USD ($)
JNL/AMERICAN FUNDS BALANCED FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,428
JNL/AMERICAN FUNDS BALANCED FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,080
JNL/American Funds Bond Fund of America Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,400
JNL/American Funds Bond Fund of America Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,051
JNL/American Funds Capital Income Builder Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,579
JNL/American Funds Capital Income Builder Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,236
JNL/American Funds Global Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	802
Expense Example, with Redemption, 10 Years	1,813
JNL/American Funds Global Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,478
JNL/American Funds Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,553
JNL/American Funds Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,209
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,439
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,092
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,929
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,598
JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,258
JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,937
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,596
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,253
JNL Multi-Manager Alternative Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	2,710
JNL Multi-Manager Alternative Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,404
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
JNL Multi-Manager International Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
JNL Multi-Manager International Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL Multi-Manager International Small Cap Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
JNL Multi-Manager International Small Cap Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
JNL MULTI-MANAGER MID CAP FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
JNL MULTI-MANAGER MID CAP FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL Multi-Manager Select Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
JNL Multi-Manager Select Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
JNL Multi-Manager Small Cap Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
JNL Multi-Manager Small Cap Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
JNL Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
JNL Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
JNL Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
JNL Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
JNL/American Funds Moderate Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
JNL/American Funds Moderate Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	699
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
JNL/Cohen & Steers U.S. Realty Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
JNL/Cohen & Steers U.S. Realty Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
JNL/DFA International Core Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
JNL/DFA International Core Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	757
JNL/DFA U.S. CORE EQUITY FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
JNL/DFA U.S. CORE EQUITY FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	623
JNL/DFA U.S. Small Cap Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/DFA U.S. Small Cap Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
JNL/DOUBLELINE CORE FIXED INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
JNL/DOUBLELINE CORE FIXED INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/DoubleLine Total Return Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL/DoubleLine Total Return Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
JNL/GOLDMAN SACHS 4 FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
JNL/GOLDMAN SACHS 4 FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
JNL/GQG Emerging Markets Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
JNL/GQG Emerging Markets Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
JNL/INVESCO SMALL CAP GROWTH FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
JNL/INVESCO SMALL CAP GROWTH FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
JNL/JPMorgan Hedged Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
JNL/JPMorgan Hedged Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
JNL/JPMORGAN U.S. VALUE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
JNL/JPMORGAN U.S. VALUE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
JNL/Loomis Sayles Global Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/Loomis Sayles Global Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/Lord Abbett Short Duration Income Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
JNL/Lord Abbett Short Duration Income Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,148
JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	787
JNL/MELLON S&P 500 INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
JNL/MELLON S&P 500 INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	924
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	560
JNL/MELLON SMALL CAP INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	924
JNL/MELLON SMALL CAP INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	560
JNL/MELLON INTERNATIONAL INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	983
JNL/MELLON INTERNATIONAL INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	621
JNL/MELLON BOND INDEX FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	947
JNL/MELLON BOND INDEX FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	584
JNL/Mellon U.S. Stock Market Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
JNL/Mellon U.S. Stock Market Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
JNL/Mellon Dow Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Mellon Dow Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
JNL/Mellon World Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Mellon World Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
JNL/Mellon Nasdaq 100 Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
JNL/Mellon Nasdaq 100 Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	413
JNL/Mellon Communication Services Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
JNL/Mellon Communication Services Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	426
JNL/Mellon Consumer Discretionary Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
JNL/Mellon Consumer Discretionary Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	426
JNL/Mellon Consumers Staples Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Mellon Consumers Staples Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
JNL/Mellon Energy Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
JNL/Mellon Energy Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	426
JNL/Mellon Financial Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
JNL/Mellon Financial Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	426
JNL/Mellon Healthcare Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
JNL/Mellon Healthcare Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	413
JNL/Mellon Industrials Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Mellon Industrials Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
JNL/Mellon Information Technology Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
JNL/Mellon Information Technology Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	388
JNL/Mellon Materials Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL/Mellon Materials Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	203
Expense Example, with Redemption, 10 Years	463
JNL/Mellon Real Estate Sector Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
JNL/Mellon Real Estate Sector Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	451
JNL S&P 500 Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	383
JNL/MELLON UTILITIES SECTOR FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/MELLON UTILITIES SECTOR FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
JNL/MFS Equity Income Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
JNL/MFS Equity Income Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
JNL/MFS MID CAP VALUE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
JNL/MFS MID CAP VALUE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Morningstar SMID Moat Focus Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL/Morningstar SMID Moat Focus Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
JNL/Morningstar U.S. Sustainability Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
JNL/Morningstar U.S. Sustainability Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	513
JNL/Morningstar Wide Moat Index Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL/Morningstar Wide Moat Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
JNL/Neuberger Berman Commodity Strategy Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
JNL/Neuberger Berman Commodity Strategy Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/Newton Equity Income Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
JNL/Newton Equity Income Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
JNL/PIMCO Income Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
JNL/PIMCO Income Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/PIMCO Investment Grade Credit Bond Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
JNL/PIMCO Investment Grade Credit Bond Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
JNL/PIMCO REAL RETURN FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
JNL/PIMCO REAL RETURN FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
JNL/PPM America Emerging Markets Debt Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,304
JNL/PPM America Emerging Markets Debt Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	952
JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
JNL/PPM America Investment Grade Credit Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL/PPM America Investment Grade Credit Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
JNL/PPM AMERICA TOTAL RETURN FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
JNL/PPM AMERICA TOTAL RETURN FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	203
Expense Example, with Redemption, 10 Years	463
JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
JNL/T. Rowe Price Capital Appreciation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
JNL/T. Rowe Price Capital Appreciation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
JNL/T. Rowe Price Growth Stock Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL/T. Rowe Price Growth Stock Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
JNL/T. ROWE PRICE VALUE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
JNL/T. ROWE PRICE VALUE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
JNL/Vanguard Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/Vanguard Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	480
JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	481
JNL/Vanguard Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
JNL/Vanguard Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	469
JNL/WCM Focused International Equity Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
JNL/WCM Focused International Equity Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
JNL/Westchester Capital Event Driven Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
JNL/Westchester Capital Event Driven Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
JNL/WMC BALANCED FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
JNL/WMC BALANCED FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
JNL/WMC Equity Income Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
JNL/WMC Equity Income Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
JNL/WMC VALUE FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
JNL/WMC VALUE FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
JNL/JPMorgan Managed Conservative Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
JNL/JPMorgan Managed Conservative Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
JNL/JPMorgan Managed Moderate Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
JNL/JPMorgan Managed Moderate Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL/JPMorgan Managed Moderate Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
JNL/JPMorgan Managed Moderate Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
JNL/JPMorgan Managed Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
JNL/JPMorgan Managed Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
JNL/JPMorgan Managed Aggressive Growth Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
JNL/JPMorgan Managed Aggressive Growth Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
JNL Conservative Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
JNL Conservative Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
JNL Moderate Allocation Fund (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
JNL Moderate Allocation Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
JNL MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
JNL MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
JNL GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
JNL GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
JNL Bond Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	111
Expense Example, with Redemption, 10 Years	267
JNL Emerging Markets Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	274
JNL International Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	257
JNL Mid Cap Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	112
Expense Example, with Redemption, 10 Years	268
JNL Small Cap Index Fund (I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	112
Expense Example, with Redemption, 10 Years	$ 268